Investments in subsidiaries - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 157.7	$ 152.3
Increase (decrease) in investments in subsidiaries	5.4
HSBC Asia Holdings Limited
Disclosure of subsidiaries [line items]
Increase (decrease) in investments in subsidiaries	1.9
HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Increase (decrease) in investments in subsidiaries	0.7
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Investments in subsidiaries	16.8	14.0
Recoveries	2.8
HSBC Overseas Holdings (UK) Limited | Accumulated impairment losses
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 18.8	$ 21.6